CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Deficit Accumulated During Exploration Stage	Total
Beginning Balance, Amount at Jul. 21, 2008	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Jul. 21, 2008	0
Common Stock issued for cash, Shares	100,000,000
Common Stock issued for cash, Amount	100,000	(95,000)			5,000
Comprehensive loss				(5,145)	(5,145)
Ending Balance, Amount at Aug. 31, 2008	100,000	(95,000)	0	(5,145)	(145)
Ending Balance, Shares at Aug. 31, 2008	100,000,000
Common Stock issued for cash, Shares	3,300,000
Common Stock issued for cash, Amount	3,300	1,650			4,950
Net loss				(14,777)	(14,777)
Ending Balance, Amount at Aug. 31, 2009	103,300	(93,350)	0	(19,922)	(9,972)
Ending Balance, Shares at Aug. 31, 2009	103,300,000
Forgiveness of debt by former director		9,337			9,337
Common Stock redeemed and cancelled at $0.001 per share - April 2010, Shares	(96,700,000)
Common Stock redeemed and cancelled at $0.001 per share - April 2010, Amount	(96,700)	96,600			(100)
Comprehensive loss				(63,850)	(63,850)
Ending Balance, Amount at Aug. 31, 2010	6,600	12,587	0	(83,772)	(64,585)
Ending Balance, Shares at Aug. 31, 2010	6,600,000
Investment units issued for cash at $2.30 per unit - April 2011 (net of fees), Shares	86,870
Investment units issued for cash at $2.30 per unit - April 2011 (net of fees), Amount	87	191,013			191,100
Investment units issued for cash at $3.00 per unit - April 2011 (net of fees), Shares	390,000
Investment units issued for cash at $3.00 per unit - April 2011 (net of fees), Amount	390	1,122,810			1,123,200
Investment units issued for cash at $3.00 per unit - May 2011 (net of fees), Shares	120,000
Investment units issued for cash at $3.00 per unit - May 2011 (net of fees), Amount	120	357,480			357,600
Comprehensive loss				(1,547,188)	(1,547,188)
Ending Balance, Amount at Aug. 31, 2011	7,197	1,683,890	0	(1,630,960)	60,127
Ending Balance, Shares at Aug. 31, 2011	7,196,870
Common Stock issued for cash, Shares	2,525,001
Common Stock issued for cash, Amount	2,525	2,942,425			2,944,950
Conversion of indebtedness to investment units, Shares	23,334
Conversion of indebtedness to investment units, Amount	23	69,977			70,000
Issued for services, Shares	483,334
Issued for services, Amount	484	944,065			944,549
Stock-based compensation granted, Amount		246,976			246,976
Issued in connection with Devon asset acquisition, Shares	7,250,000
Issued in connection with Devon asset acquisition, Amount	7,250	15,942,750			15,950,000
Net loss				(2,802,526)	(2,802,526)
Foreign currency translation			(2,959)		(2,959)
Total Comprehesive loss					(2,805,485)
Ending Balance, Amount at Aug. 31, 2012	17,479	21,830,083	(2,959)	(4,433,486)	17,411,117
Ending Balance, Shares at Aug. 31, 2012	17,478,539
Common Stock issued for cash, Shares	1,880,666
Common Stock issued for cash, Amount	1,881	2,175,931			2,177,812
Issued for services, Shares	78,534
Issued for services, Amount	78	144,922			145,000
Stock-based compensation granted, Shares	50,000
Stock-based compensation granted, Amount	50	811,615			811,665
Noncontrolling Interest granted - Nahanni Asset Acquisition		4,190,643			4,190,643
Net loss				3,802,377	3,802,377
Foreign currency translation			(40,529)		(40,529)
Total Comprehesive loss					3,761,848
Ending Balance, Amount at Aug. 31, 2013	$ 19,488	$ 29,153,194	$ (43,488)	$ (631,109)	$ 28,498,085
Ending Balance, Shares at Aug. 31, 2013	19,487,739